Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Stock Options Granted

The following table summarizes information regarding the stock options granted:

	For the years ended December 31,
	2012			2013			2014
	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date	Number of options	Weighted average exercise price per option	Weighted average fair value per option at grant date
Outstanding at beginning of period	—	—	—	9,150,000	$0.0327	$0.1600	23,230,000	$0.0980	$0.2412
Granted	9,150,000	$0.0327	$0.1600	14,080,000	$0.1404	$0.2939	7,557,026	$0.0854	$4.9994
Exercised	—	—	—	—	—	—	—	—	—
Forfeited	—	—	—	—	—	—	(67,000)	$0.1258	$0.9649

Outstanding at end of period	9,150,000	$0.0327	$0.1600	23,230,000	$0.0980	$0.2412	30,720,026	$0.0948	$1.4101

Summary of Share Options Outstanding

The following table summarizes information with respect to share options outstanding as of December 31, 2014:

	Options outstanding				Options exercisable
	Number outstanding	Weighted average remaining contractual term	Exercise price per option	Aggregate intrinsic value as of December 31, 2014	Number exercisable	Exercise price per option	Aggregate intrinsic value as of December 31, 2014
November 1, 2012	9,150,000	7.84	$0.0327	$54,601	4,575,000	$0.0327	$27,300
October 10, 2013	14,020,000	8.78	$0.1404	$82,152	3,505,000	$0.1404	$20,538
March 1 ,2014	4,593,526	9.16	$0.1404	$26,916	—	—	—
October 29, 2014	2,956,500	9.83	$0.0002	$17,738	—	—	—

	30,720,026			$181,407	8,080,000		$47,838

Schedule of Assumptions Used to Estimate Fair Value of Stock Options Granted

The fair value of options granted was estimated on the date of grant using the binomial tree or Black-Sholes pricing model with the following assumptions used for grants during the applicable periods:

	Risk-free interest rate of return	Contractual term	Volatility	Dividend yield	Exercise price
November 1, 2012	2.31%	10 years	61.7%	—	$0.0327
October 10, 2013	3.09%	10 years	54.4%	—	$0.1404
March 1, 2014	3.25%	10 years	53.7%	—	$0.1404
October 29, 2014	2.44%	10 years	57.5%	—	$0.0002

Summary of Non-Vested Restricted Share Activity

A summary of non-vested restricted share activity during the years ended December 31, 2012, 2013 and 2014 is presented below:

Number of shares
Outstanding as of January 1, 2012	147,000,000
Granted	—
Forfeited	—
Vested	(52,062,500)

Outstanding as of December 31, 2012	94,937,500
Granted	—
Forfeited	—
Vested	(36,750,000)

Outstanding as of December 31, 2013	58,187,500
Granted	—
Modification	19,736,705
Vested	(20,673,449)

Outstanding as of December 31, 2014	57,250,756

Summary of Restricted Share Units Granted

The following table summarizes information regarding the share units granted:

Number of shares
Outstanding as of January 1, 2014	—
Granted	40,001
Forfeited	—
Vested	—

Outstanding as of December 31, 2014	40,001